LOSS PER SHARE (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss for the year	$ 13,113,273	$ 5,982,220	$ 7,921,940
Weighted average number of shares, basic	10,576,712	10,000,000	9,218,579
Weighted average number of shares, diluted	10,576,712	10,000,000	9,218,579